SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total	$ 756,488			$ 40,000
Less: Current portion	(606,488)			(40,000)
Long-term debt	150,000
Tickeri Inc [Member]
Short-term Debt [Line Items]
Total			$ 192,123	192,123
Less: Current portion			(192,123)	(192,123)
Long-term debt
Monster Creative LLC [Member]
Short-term Debt [Line Items]
Total		$ 66,117		66,117
Less: Current portion		(66,117)		(66,117)
Long-term debt
Notes Payable [Member]
Short-term Debt [Line Items]
Total	40,000			40,000
Notes Payable One [Member]
Short-term Debt [Line Items]
Total	500,000
PPP SBA Loan Tickeri [Member]
Short-term Debt [Line Items]
Total	371
PPP Loan Monster [Member]
Short-term Debt [Line Items]
Total	66,117
EIDL Loan Tickeri [Member]
Short-term Debt [Line Items]
Total	$ 150,000
PPP SBA Loan [Member] | Tickeri Inc [Member]
Short-term Debt [Line Items]
Total			42,123	42,123
PPP SBA Loan [Member] | Monster Creative LLC [Member]
Short-term Debt [Line Items]
Total		$ 66,117		66,117
EIDL Loan [Member] | Tickeri Inc [Member]
Short-term Debt [Line Items]
Total			$ 150,000	$ 150,000